Pensions Benefit Obligations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Domestic Pension Benefits [Member]
Change in Projected Benefit Obligation [Roll Forward]
Benefit Obligation at Beginning of Year	$ 490.0	$ 466.1
Service costs	0	0	0
Interest costs	19.0	20.4	21.9
Actuarial (gains) losses	(34.8)	26.9
Benefits paid	(25.0)	(23.4)
Benefit Obligation at End of Year	449.2	490.0	466.1
Accumulated Benefit Obligation	449.2	490.0
Weighted Average Assumptions Used to Determine Benefit Obligations [Abstract]
Discount Rate	4.75%	4.00%
Average rate of increase in employee compensation	4.00%	4.00%
Non-U.S. Pension Benefits [Member]
Change in Projected Benefit Obligation [Roll Forward]
Benefit Obligation at Beginning of Year	831.0	709.2
Business combination		1.2
Service costs	19.5	11.8	13.7
Interest costs	29.0	30.7	32.1
Settlements and curtailments	(3.7)	(0.4)
Plan participants' contributions	3.5	3.4
Actuarial (gains) losses	(9.9)	79.7
Benefits paid	(26.2)	(24.8)
Currency translation and other	14.7	20.2
Benefit Obligation at End of Year	857.9	831.0	709.2
Accumulated Benefit Obligation	810.9	788.7
Weighted Average Assumptions Used to Determine Benefit Obligations [Abstract]
Discount Rate	3.91%	3.65%
Average rate of increase in employee compensation	3.21%	2.94%
Other Postretirement Benefits [Member]
Change in Projected Benefit Obligation [Roll Forward]
Benefit Obligation at Beginning of Year	42.0	38.9
Service costs	0.6	0.7
Interest costs	1.7	1.8
Plan participants' contributions	1.2	1.3
Actuarial (gains) losses	(3.6)	1.6
Benefits paid	(2.4)	(2.7)
Currency translation and other	(0.8)	0.4
Benefit Obligation at End of Year	$ 38.7	$ 42.0
Weighted Average Assumptions Used to Determine Benefit Obligations [Abstract]
Discount Rate	4.75%	4.20%
Initial healthcare cost trend rate	7.01%	7.14%
Ultimate healthcare cost trend rate	5.45%	5.47%
Other Postretirement Benefits [Member] | Minimum [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations [Abstract]
Year that Healthcare Cost Rate Reaches Ultimate Trend Rate	2018
Other Postretirement Benefits [Member] | Maximum [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations [Abstract]
Year that Healthcare Cost Rate Reaches Ultimate Trend Rate	2027